Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	KNOWBE4, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001664998
Amendment Flag	false